Note 16 - Segment Information, Capital Expenditures Incurred by Segment (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Capital expenditures incurred by segment
Exploration and Production	$ 4,421	$ 4,584
Refining, Transportation &Marketing	3,724	2,951
Gas &Power	572	1,241
International
Exploration and Production	451	706
Refining, Transportation &Marketing	142	17
Distribution	6	7
Gas &Power	18	1
Others	3	0
Distribution	144	66
Biofuels	131	5
Corporate	312	205
Total Capital expenditures incurred by segment	$ 9,924	$ 9,783